Significant Transactions - Schedule of Fair Values of Identifiable Assets and Liabilities (Details) - Uklon [Member] $ in Millions	Apr. 02, 2025 USD ($)
Non-current assets
Intangible assets	$ 58
Current assets
Trade and other receivables	2
Cash and cash equivalents	12
Non-current liabilities
Deferred tax liability	(7)
Current liabilities
Trade and employee related payables	(6)
Other current liabilities	(10)
Fair value of identifiable net assets	49
Goodwill resulting from acquisition	109
Purchase consideration	$ 158